Earnings/(Loss) per Share ("EPS") - Computation of Basic and Diluted Earnings per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Basic earnings/(loss) per share:
Profit/(Loss) for the year attributable to equity holders of the parent		₨ (61,248)	$ (812)	₨ 49,775	₨ 14,080
Weighted average number of ordinary shares for basic earnings per share	[1]	3,702,554,614	3,702,554,614	3,705,502,141	3,709,778,760
Earnings/(Loss) per share | (per share)		₨ (16.54)	$ (0.22)	₨ 13.43	₨ 3.80
Diluted earnings/(loss) per share:
Profit/(Loss) for the year attributable to equity holders of the parent		₨ (61,248)	$ (812)	₨ 49,775	₨ 14,080
Adjusted weighted average number of ordinary shares for diluted earnings per share	[2]	3,702,554,614	3,702,554,614	3,721,449,633	3,717,466,311
Earnings/(Loss) per share | (per share)	[2]	₨ (16.54)	$ (0.22)	₨ 13.38	₨ 3.79

[1]	After excluding the impact of treasury shares
[2]	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020